Note 17 - Net Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
17.	Net earnings (loss) per common share

Earnings per share calculations cannot be anti-dilutive, therefore diluted shares are not used in the denominator when the numerator is in a loss position.  The following table reconciles the denominator used to calculate earnings per common share:

	2014	2013	2012

Shares issued and outstanding at beginning of period	35,801,732	30,070,104	29,941,254
Weighted average number of shares:
Issued during the period	335,253	2,968,064	250,868
Repurchased during the period	(220,333)	(110,455)	(165,703)
Weighted average number of shares used in computing basic earnings per share	35,916,652	32,927,713	30,026,419
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	392,326	334,586	349,531
Number of shares used in computing diluted earningsper share	36,308,978	33,262,299	30,375,950